VIA EDGAR

May 4, 2010

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Variable Annuity Account Five ("Registrant")

SunAmerica Annuity and Life Assurance Company ("Depositor")

Seasons and Seasons Select II Variable Annuities

File No. 333-08859 and 811-07727

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus as supplemented and Statement of Additional Information dated April 30, 2010 for Registrant on behalf of the Seasons and Seasons Select II Variable Annuities contain no changes from the form of Prospectus as supplemented and Statement of Additional Information contained in Post-Effective Amendment No. 40 under the Securities Act of 1933 and Amendment No.41 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams

_________________

Lucia B. Williams

Supervising Director,

Variable Product Regulation